Other Payables - Long Term & Current	12 Months Ended
Dec. 31, 2024
Other Payables - Long term & Current [Abstract]
Other Payables - Long term & current
21.	Other Payables - Long term & current

In connection with the ASG Acquisition, QIND acquired bank debt totaling approximately $357,577 (€329,959). As of December 31, 2024, total long term borrowings  outstanding were $116,039 (107,077).

QIND acquired a 51% interest in Al Shola Gas on March 27, 2024, with the issuance of $9,000,000 note payable and $1,000,000 in cash. The payable is due as follows: $9 million in National Exchange listed stock or cash to be paid to Seller of which $4,500,000 (€4,152,441) is the non-current portion.

In connection with this acquisition, QIND acquired right-of-use assets of $222,130 and operating lease liabilities of $229,359 associated with lease agreements with a term extending beyond twelve months for vehicles. These acquired operating leases were valued on the date of acquisition using the present value of the lease payments remaining from the date acquired and an estimated incremental borrowing rate of 8%. During the twelve months ended December 31, 2024, we recognized rent expense of $76,147 (€73,296).

The following is a summary of future lease payments required under the lease agreements:

	DUSTER	X-TRAIL	KICKS	URWAN	MICROBUS	SUNNY	ASX	YARIS	KICKS NEW	RENAULT NEW	Total
Year 2025	4,375	6,055	8,938	18,576	15,627	9,393	5,207	4,265	4,198	4,317	80,950
Year 2026	4,738	6,558	9,680	20,118	16,924	10,173	2,295	1,120	4,546	4,676	80,827
Year 2027	2,088	4,074	6,013	8,868	7,460	6,320	0	0	4,923	5,064	44,809
Year 2028	0	0	0	0	0	0	0	0	3,959	3,146	7,105
	11,201	16,687	24,631	47,561	40,010	25,885	7,503	5,385	17,626	17,203	213,691

Supplemental Information:

	DUSTER	X-TRAIL	KICKS	URWAN	MICROBUS	SUNNY	ASX	YARIS	KICKS NEW	RENAULT NEW	Total
RoU	10,544	15,809	23,336	44,772	37,664	24,524	6,793	4,844	17,460	16,934	202,680
Lease Liability	11,201	16,687	24,631	47,561	40,010	25,885	7,503	5,385	17,626	17,203	213,691
Current	4,375	6,055	8,938	18,576	15,627	9,393	5,207	4,265	4,198	4,317	80,950
Non Current	6,826	10,631	15,693	28,985	24,383	16,492	2,295	1,120	13,428	12,886	132,741

Weighted average remaining lease term (in years)	2.46
Weighted average discount rate	8%